Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 0
Allowance for doubtful debts	100,391,631	$ 0	$ 0
Write-offs	(193,239)
Total	$ 100,198,392	$ 0